Events After The Reporting Period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
37. Events after the reporting period
There were no material events after the balance sheet date that would require adjustment to these consolidated financial statements or disclosure under this heading.